T. ROWE PRICE Target 2010 Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
(1)
$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s) (1)
BOND MUTUAL FUNDS 61.2%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  12,230 3,698 1,170 2,931,245 15,447
New Income Fund  12,726 2,929 1,155 1,493,514 14,547
International Bond Fund (USD
Hedged)  4,239 1,057 399 488,400 4,972
Emerging Markets Bond Fund  3,249 572 341 337,820 3,767
High Yield Fund  2,824 854 515 511,569 3,392
Dynamic Global Bond Fund  2,787 669 262 330,204 3,315
Floating Rate Fund  1,077 584 120 167,836 1,604
U.S. Treasury Long-Term Index
Fund  627 698 98 83,635 952
Total Bond Mutual Funds (Cost $46,428) 47,996
EQUITY MUTUAL FUNDS 35.9%
T. Rowe Price Funds:
Equity Index 500 Fund  12,824 1,317 5,729 85,918 8,663
Value Fund  241 2,246 158 66,368 2,899
Growth Stock Fund (2) 311 2,134 153 27,130 2,698
International Value Equity Fund  2,207 247 773 155,153 2,293
Overseas Stock Fund  2,021 237 541 180,311 2,241
International Stock Fund  1,940 238 520 99,734 2,153
Emerging Markets Stock Fund  1,196 128 432 22,462 1,272
Mid-Cap Growth Fund  1,140 163 290 10,908 1,260
Mid-Cap Value Fund  919 149 177 37,521 1,205
Small-Cap Value Fund  593 80 173 13,321 772
Small-Cap Stock Fund  653 89 211 11,101 755
New Horizons Fund (2) 895 158 393 8,636 716
Real Assets Fund  604 94 172 51,743 671
Emerging Markets Discovery
Stock Fund  12 239 14 18,505 289
U.S. Large-Cap Core Fund  7 217 12 8,320 257
Total Equity Mutual Funds (Cost $18,835) 28,144

T. ROWE PRICE Target 2010 Fund

$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.0%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.09% (3) 2,426 5,322 5,361 2,387,144 2,387
Total Short-Term Investments (Cost $2,387) 2,387
Total Investments in Securities 100.1%
(Cost $67,650) $ 78,527
Other Assets Less Liabilities (0.1)% (39)
Net Assets 100.0% $ 78,488
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2010 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28,
2021. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund $ (1) $ 121 $ 60
Emerging Markets Bond Fund (21) 287 150
Emerging Markets Discovery Stock Fund 1 52 2
Emerging Markets Stock Fund 96 380 15
Equity Index 500 Fund 1,928 251 140
Floating Rate Fund (5) 63 42
Growth Stock Fund 105 406 —
High Yield Fund — 229 147
International Bond Fund (USD Hedged) 19 75 67
International Stock Fund 92 495 24
International Value Equity Fund (19) 612 57
Limited Duration Inflation Focused Bond Fund 138 689 42
Mid-Cap Growth Fund 100 247 2
Mid-Cap Value Fund 34 314 19
New Horizons Fund 205 56 —
New Income Fund 129 47 276
Overseas Stock Fund 37 524 48
Real Assets Fund 11 145 15
Small-Cap Stock Fund 57 224 5
Small-Cap Value Fund 24 272 7
U.S. Large-Cap Core Fund 1 45 2
U.S. Treasury Long-Term Index Fund 150 (275) 11
Value Fund 47 570 39
U.S. Treasury Money Fund, 0.09% — — 3
Totals $ 3,128# $ 5,829 $ 1,173+
`0.00 `0.00 `0.00
# Capital gain distributions from mutual funds represented $892 of the net realized gain (loss).
+ Investment income comprised $1,173 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2010 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2010 Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Target 2010 Fund

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F183-054Q3 02/21